Investments in Affiliates (Details) - Schedule of equity method investments ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Total	¥ 357,661	$ 54,814	¥ 363,414
CNFinance [Member]
Schedule of Equity Method Investments [Line Items]
Total	347,769		352,540
Puyi. [Member]
Schedule of Equity Method Investments [Line Items]
Total	9,586		10,670
Teamhead Automobile [Member]
Schedule of Equity Method Investments [Line Items]
Total	¥ 306		¥ 204